Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	2.36%	0.97%
Net Unrealized Appreciation/(Depreciation)	$ 5,322,063	$ 3,257,288
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	2.38%	0.60%
Net Unrealized Appreciation/(Depreciation)	5,350,623	2,000,737
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.02%)	0.37%
Net Unrealized Appreciation/(Depreciation)	(28,560)	1,256,551
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	2.56%	1.11%
Net Unrealized Appreciation/(Depreciation)	5,767,814	3,709,758
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.05%)	0.42%
Net Unrealized Appreciation/(Depreciation)	(113,824)	1,402,416
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.31%)	(0.30%)
Net Unrealized Appreciation/(Depreciation)	(688,487)	(996,610)
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.76%)	0.39%
Net Unrealized Appreciation/(Depreciation)	(1,698,101)	1,304,590
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.03%
Net Unrealized Appreciation/(Depreciation)		110,717
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.01%
Net Unrealized Appreciation/(Depreciation)		17,273
Long Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		(0.03%)
Net Unrealized Appreciation/(Depreciation)		(99,844)
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		(0.01%)
Net Unrealized Appreciation/(Depreciation)		(30,375)
Long Contracts [Member] | Other Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.39%
Net Unrealized Appreciation/(Depreciation)		1,306,819
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.03%	(0.04%)
Net Unrealized Appreciation/(Depreciation)	57,200	(149,420)
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.20%	0.09%
Net Unrealized Appreciation/(Depreciation)	2,702,747	293,489
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.02%)	0.01%
Net Unrealized Appreciation/(Depreciation)	(47,908)	26,112
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	2.47%	0.54%
Net Unrealized Appreciation/(Depreciation)	5,556,187	1,829,181
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.15%)	(0.05%)
Net Unrealized Appreciation/(Depreciation)	(335,431)	(153,212)
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.18%)	(0.51%)
Net Unrealized Appreciation/(Depreciation)	(417,191)	(1,709,021)
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.05%)	(0.51%)
Net Unrealized Appreciation/(Depreciation)	(110,994)	(1,699,188)
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.25%	0.22%
Net Unrealized Appreciation/(Depreciation)	562,205	720,496
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.04%)	0.00%
Net Unrealized Appreciation/(Depreciation)	(98,410)	2,288
Short Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	6,281
Short Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.01%
Net Unrealized Appreciation/(Depreciation)	12,047
Short Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	1,094
Short Contracts [Member] | Other Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.05%)
Net Unrealized Appreciation/(Depreciation)	(117,832)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.01%)	0.00%
Net Unrealized Appreciation/(Depreciation)	(12,350)	(7,380)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.44%)	(0.24%)
Net Unrealized Appreciation/(Depreciation)	(997,297)	(816,189)
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.05%	0.05%
Net Unrealized Appreciation/(Depreciation)	112,455	177,792
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.06%	(0.03%)
Net Unrealized Appreciation/(Depreciation)	127,200	(86,840)
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.13%	0.42%
Net Unrealized Appreciation/(Depreciation)	$ 306,871	$ 1,409,763